SUBSEQUENT EVENT (Narrative) (Details)	2 Months Ended			12 Months Ended
	May 31, 2025 CAD ($) $ / shares shares	May 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2025 USD ($)	Jan. 31, 2024 USD ($)	May 31, 2025 $ / shares shares
Subsequent Event [Line Items]
Total cost of repurchase of common hares | $			$ 0	$ 276,730	$ 0
Subsequent Events [Member] | Normal Course Issuer Bid (NCIB) [Member]
Subsequent Event [Line Items]
Number of common shares repurchased	134,500					134,500
Average price per share | (per share)	$ 0.2					$ 0.14
Total cost of repurchase of common hares	$ 26,881	$ 18,959
Number of common shares authorized to be purchased	6,002,390					6,002,390
Number of remaining common shares authorized to be purchased	5,867,890					5,867,890